Other operating income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other operating income
Release of unused provision	$ 65,793
Related party
Other operating income
Non-operating income	2,541,000	$ 227,000
Related party | WISeKey International Holding AG
Other operating income
Non-operating income	2,331,957
Related party | SEALCoin AG
Other operating income
Non-operating income	$ 208,890	$ 227,000